Borrowings (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Short-term borrowings:
Federal Home Loan Bank advances	$ 0	$ 1,000,000
Long-term borrowings:
Federal Home Loan Bank advances	0	0
Borrowings	$ 0	$ 1,000,000